Accounting policies - Assumed contingent obligation related to the business combinations (Details) - GBP (£) £ in Thousands		12 Months Ended
	Sep. 19, 2006	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about business combination [line items]
Effective interest rate			12.00%
Rhinopharma Limited
Disclosure of detailed information about business combination [line items]
Consideration payable	£ 1,520
Effective interest rate	12.00%	12.00%